Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Useful Lives or Depreciation Rates Used for Property, Plant and Equipment

Classes of property, plant and equipment are depreciated on a straight-line basis over their useful life, as follows:

Owner-occupied properties	Not exceeding 50 years
Office fixtures and equipment	3 to 15 years
Computer software	3 to 7 years

Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance

Retail Banking, Corporate & Commercial Banking and Corporate Centre	Upside 2 £m	Upside 1 £m	Base case £m	Downside 1 £m	Downside 2 £m
ECL	554	596	648	843	1,930

Corporate & Investment Banking(1)			Upside £m	Base case £m	Downside £m
ECL			8	17	27

(1)

As described in more detail in the ‘Santander UK Group Level – Credit Risk Management’ section, our Corporate & Investment Banking segment uses three forward-looking economic scenarios, whereas our other segments use five scenarios. The results of the 100% weighting ECL for the Corporate & Investment Banking segment are therefore presented separately.